Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Change in the Carrying Amount of Goodwill by Reporting Unit

The change in the carrying amount of goodwill by reporting unit is as follows:

	Overseas art study services	Other Educational Services	Consolidate
	RMB	RMB	RMB
Balance as of December 31, 2019	176,046,647	24,432,148	200,478,795
Less: Disposal of campuses in relation to junior art education service	—	(5,723,832)	(5,723,832)
Balance as of December 31,2020 and 2021	176,046,647	18,708,316	194,754,963

Summary of Company's Intangible Assets

The following table summarizes the Company’s intangible assets, as of December 31, 2020 and 2021.

	December 31, 2020
	Gross carrying amount	Accumulated amortization /deduction	Impairment	Net carrying amount	Weighted average amortization period
	RMB	RMB	RMB	RMB	Years
Education assessment caseware (i)	9,251,887	(6,131,462)	(3,120,425)	—	5
Trademark (ii)	79,000,000	(11,191,667)	—	67,808,333	10
Non-compete arrangements (ii)	56,000,000	(13,222,222)	—	42,777,778	6
Total intangible assets	144,251,887	(30,545,351)	(3,120,425)	110,586,111

	December 31, 2021
	Gross carrying amount	Accumulated amortization /deduction	Impairment	Net carrying amount	Weighted average amortization period
	RMB	RMB	RMB	RMB	Years
Trademark (ii)	79,000,000	(19,091,667)	—	59,908,333	10
Non-compete arrangements (ii)	56,000,000	(22,555,555)	—	33,444,445	6
Total intangible assets	135,000,000	(41,647,222)	—	93,352,778

Summary of Total Amortization Expense Recognized

Total amortization expense recognized for the years ended December 31, 2019, 2020 and 2021 is allocated to the following expense items:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	2,031,478	1,850,377	—
Sales and marketing	1,992,105	—	—
General and administrative	8,371,032	20,042,857	17,233,333
Total amortization expense	12,394,615	21,893,234	17,233,333

(i)

Education assessment caseware is the test content purchased for the Company’s strategic K-12 academic assessment business, which includes three subjects of Literature, Mathematics and English over six grades of junior and senior high school. The Company conducted impairment test and identified that no cash inflows were anticipated from the intangible assets relating to the education assessment caseware as of December 31, 2020. As a result, RMB 3,120,425 of impairment loss relating to the intangible asset was recognized for the year ended December 31, 2020.

Software platform of Project Shuang Chuang is the software platform purchased from a third party for providing vocational assessment and training services that focuses on the innovation related competencies of college students. The Company conducted impairment tests and identified that no cash inflows nor feasibility use was anticipated from the intangible assets and other non-current assets recorded relating to the software platform developed under Project Shuang Chuang as of December 31, 2019. As a result, RMB 8,932,439 of impairment loss relating to intangible assets of RMB 8,128,194 and other non-current assets of RMB 804,245 for software platform of Project Shuang Chuang were recognized for the year ended December 31, 2019.

(ii)	Trademark and Non-compete arrangements were recorded as a result of Huanqiuyimeng Acquisition. See note 3 for details.

Schedule of Estimated Amortization Expense	As of December 31, 2021, the estimated amortization expense for the next five years is as follows:
December 31
RMB
2022	17,233,333
2023	17,233,333
2024	17,233,333
2025	13,344,444
2026	7,900,000